Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Property and Equipment Useful Life (Details)	Mar. 31, 2026
Computer systems and servers
Property, Plant and Equipment [Line Items]
Useful life	3 years
Lab equipment
Property, Plant and Equipment [Line Items]
Useful life	7 years
Test and computer equipment
Property, Plant and Equipment [Line Items]
Useful life	7 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life	3 years